INTERIM CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Common stock shares no par value	$ 0	$ 0
Common Stock, Shares Authorized	500,000,000	500,000,000
Common stock shares issued	221,365,334	214,090,980
Common stock shares outstanding	221,365,334	214,090,980